STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	May 09, 2022	May 05, 2022	Jan. 14, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock authorized				6,666,667	6,666,667	6,666,667
Common stock par value				$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued during the six months ended September 30, 2022				127,418
Common stock issued			2,667	294,085	166,667
Common stock outstanding				294,085	166,667	133,333
Total common stock sale under IPO	2,930,000			97,667
Stock issued upon conversion				14,832
Debt principal converted				$ 1,757,333
Interest accrued				$ 120,429
Warrants issued to purchase common stock				3,553,211
StockOptionPlan				$ 151.20	$ 335.40
Initial Public Offering [Member]
StockOptionPlan			$ 50,000
common stock underlying			5,586
Stock compensation grants				44,414
Evergreen [Member]
Warrants issued to purchase common stock				66,511
Common share issued against notes				6,667
Maxim Group LLC [Member]
Underwritten public offering		97,667
Exercise price		$ 150.00
Public offering price		$ 150.00
Underwriters purchased stock		97,667
Discount to underwriter		7.00%
Option to purchase description		The Company granted the Representative a 45-day option to purchase up to an additional 14,650 shares and/or Warrants to purchase up to an additional 14,650 shares of common stock to cover over-allotments
Warrants purchased		14,650
Proceeds from warrants		$ 4,390
Underwriting compensation payable warrants				3,907
Warrants are exercisable price				$ 187.50